PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Additional pension benefit cost (Details) - Additional pension benefit obligation - The company. - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 1,076
Past service costs		Rp 657
Interest costs	69
Actuarial losses (gain) recognised in OCI	(948)	419
Provision of additional pension benefit	(205)
Return on plan assets (excluding amount included in net interest expense)	14
Pension benefit obligations at end of year	6	1,076
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	1,076
Past service costs		657
Interest costs	69
Actuarial losses (gain) recognised in OCI	948	(419)
Pension benefits paid	(93)
Pension benefit obligations at end of year	104	Rp 1,076
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Provision of additional pension benefit	205
Return on plan assets (excluding amount included in net interest expense)	(14)
Pension benefits paid	(93)
Pension benefit obligations at end of year	Rp 98